Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Classes of current inventories [abstract]
Finished goods	¥ 1,585,283	¥ 1,582,755
Work in process	91,558	80,730
Raw materials	854,325	807,105
Total	¥ 2,531,166	¥ 2,470,590